SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33. SUBSEQUENT EVENTS

Spinout of Clinic Operations

On April 28, 2022, Field Trip announced the completion of its Strategic Review and its intent to complete a reorganization that will result in the separation of its Field Trip Discovery and Field Trip Health divisions into two independent public companies (the “Spinout Transaction”). The reorganization will be completed by way of a Plan of Arrangement (the “Arrangement”). Field Trip Discovery will be renamed Reunion Neuroscience Inc. (“Reunion”) and continue to focus on the research and development of novel psychedelic molecules such as FT-104.  Field Trip Health will be renamed Field Trip Health and Wellness Ltd. (“Field Trip H&W”) and will continue its focus on developing proprietary, competitive and differentiated PAT through innovation in therapeutic protocols, with a view of achieving the best patient outcomes in the treatment of mental health and mood disorders.

The Company will transfer the entirety of its Clinical Operations in Canada, United States and the Netherlands, its botanical research in Jamaica and part of its corporate operations in Canada and United States to Field Trip H&W.

Pursuant to the terms of the Arrangement, each share of the Company will be exchanged for one common share of Reunion and approximately 0.86 common shares of Field Trip H&W. Following the completion of the Arrangement, Reunion will remain listed on the NASDAQ Stock Market and Toronto Stock Exchange, and Field Trip H&W, subject to exchange approval, will list on the TSX Venture Exchange.

Concurrent with closing of the Arrangement, Field Trip H&W is expected to complete a series of private placement financings, (the “Concurrent Financing”) for gross proceeds of $20 million. Following board approval on June 14, 2022, the Company announced that Reunion will increase its initial investment from $5 million to $9.8 million for a 21.79% equity interest in Field Trip H&W.

On June 27, 2022, the Company announced its shareholders had approved the Arrangement and Concurrent Financing, (thereby approving the Spinout Transaction), at a special meeting of shareholders.  In addition, subject to completion of the Arrangement, shareholders approved the Field Trip H&W equity incentive plan and authorized Field Trip H&W to reserve and allot for issuance, and issue, upon the exercise of options, up to 10% of the number of common shares in Field Trip H&W issued and outstanding from time to time, on a non-diluted basis.

On June 29, 2022, the Company received final court approval for the Spinout Transaction by way of the Arrangement.  The closing of the Arrangement remains subject to regulatory approvals, including conditional listing approval by the TSX Venture Exchange. It is expected that the closing of the arrangement will occur on or around August 2022.

Impairment

On April 28, 2022, in conjunction with its announcement of the Spinout Transaction, the Company announced its decision to defer the opening of new clinics to a future date. Accordingly, this required management to test for impairment for six clinics under construction and their associated assets as this is an indicator of impairment. This is a non-adjusting subsequent event in the consolidated financial statements.

Right-of-use assets

The Company previously entered into lease contracts for six clinics under which the Company is the lessee. The six clinics continue to be under construction at various stages and are not yet operational. As a result of the announcement, management will defer the opening of any new clinics and has decided to sublet the six clinics to other parties in the short term. The right-of-use assets were allocated to each respective clinic being an individual CGU. As a result, management estimated the recoverable amount of each CGU to be higher than its carrying value and no impairment was required.

Construction in progress

The carrying value of construction in progress for the six clinics to be sublet prior to impairment is $962,640 (March 31, 2021 - nil). As construction will not continue, the benefits will not be realized and write-off will be required.